Loans and advances to customers - Schedule of loans and advances to customers in detail by activity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	€ 1,014,688
Refinanced and restructured transactions	25,907
Advances to customers	21,316
Financial assets	193,716	€ 163,853	€ 176,554
Customers
Loans And Advances To Customers [Line Items]
Financial assets	1,036,004	€ 972,682	€ 916,199
Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	134,460
Refinanced and restructured transactions	3,566
More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	154,438
Refinanced and restructured transactions	2,006
More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	148,349
Refinanced and restructured transactions	3,611
More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	166,787
Refinanced and restructured transactions	3,422
More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	57,944
Refinanced and restructured transactions	1,640
Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	24,436
Public sector | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	66
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	73
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	18
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	862
Public sector | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7
Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	83,091
Other financial institutions (financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	4,172
Other financial institutions (financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,677
Other financial institutions (financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	739
Other financial institutions (financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	45,934
Other financial institutions (financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	619
Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	345,083
Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	25,973
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	25,327
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	19,813
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	55,306
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	23,649
Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	562,078
Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	104,249
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	126,361
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	127,779
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	64,685
Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	33,669
Without collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	352,710
Refinanced and restructured transactions	11,662
Without collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	23,410
Without collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	28,950
Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	195,015
Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	105,335
Of which property collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	443,685
Refinanced and restructured transactions	9,001
Of which property collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	157
Of which property collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,223
Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	70,063
Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	368,242
Of which other collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	218,293
Refinanced and restructured transactions	5,244
Of which other collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	869
Of which other collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	48,918
Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	80,005
Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	88,501
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	20,320
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,572
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,251
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,027
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,188
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,721
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,561
Construction and property development | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	17,673
Construction and property development | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,086
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,959
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	59
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	109
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	139
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	715
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	42
Civil engineering construction | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,895
Civil engineering construction | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	149
Civil engineering construction | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	915
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	188,730
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	8,650
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,642
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,690
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	29,228
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	10,383
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	127,137
Large companies | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	19,751
Large companies | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	41,842
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	133,074
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	10,692
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	12,325
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	10,957
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	23,175
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	11,503
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	64,422
SMEs and individual entrepreneurs | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	32,490
SMEs and individual entrepreneurs | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	36,162
Residential | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	361,235
Residential | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	97,155
Residential | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	118,774
Residential | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	116,484
Residential | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	24,415
Residential | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,883
Residential | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,524
Residential | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	359,072
Residential | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	639
Consumer loans | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	182,097
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,436
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,183
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	8,294
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	34,501
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	29,997
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	100,686
Consumer loans | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,118
Consumer loans | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	79,293
Other purposes | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	18,746
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,658
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,404
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,001
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,769
Other purposes | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	789
Other purposes | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,125
Other purposes | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,052
Other purposes | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	€ 8,569